Contingent liabilities and contingent assets (Tables)	6 Months Ended
Dec. 31, 2025
Contingent liabilities and contingent assets
Schedule of potential amount payable by type of condition and category of player

	First team
	squads	Other	Total
Type of condition	£’000	£’000	£’000
MUFC/MUWFC appearances/team success/new contract	89,707	39,201	128,908
International appearances	1,448	2,361	3,809
Awards and future transfers	15,027	60	15,087
	106,182	41,622	147,804